Asset Retirement Obligations - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation [Line Items]
Asset retirement obligations discounted rate	6.25%
Fee payable per mile of abandoned track, levied under the Canada Transportation Act	30,000
Asset retirement obligations	23	23	22
Grain-dependent branch lines Retirement Obligation Payments Time Period	2013 - 2044
Joint facility retirement obligation payments time period	32 years
Undiscounted | Grain-dependent branch lines
Asset Retirement Obligation [Line Items]
Asset retirement obligations	39	41
Undiscounted | Joint Facility
Asset Retirement Obligation [Line Items]
Asset retirement obligations	19	18
Discounted | Grain-dependent branch lines
Asset Retirement Obligation [Line Items]
Asset retirement obligations	20	21
Discounted | Joint Facility
Asset Retirement Obligation [Line Items]
Asset retirement obligations	3	2